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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                       Tortoise Energy Capital Corporation
                             10801 Mastin Boulevard
                             Overland Park, KS 66210

                                    under the

                         Investment Company Act of 1940

                       Securities Act File No. 333-139963
                    Investment Company Act File No. 811-21725

(1)  Title of the class of securities of Tortoise Energy Capital Corporation
     (the "Company") to be redeemed:

          Auction Rate Senior Notes, Series C, in $25,000 denominations (CUSIP
          89147UAC4) (the "Series C Notes").

(2)  Date on which the securities are to be called or redeemed:

          The Series C Notes will be redeemed on April 29, 2008

(3)  Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

          The Series C Notes are to be redeemed pursuant to Section
          2.03(a)(i)(A) of the Supplemental Indenture of Trust by and between the Company and The Bank of New York Trust Company, N.A. dated as of
          March 29, 2007.

(4)  The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

          The Company intends to redeem all of the remaining Series C Notes, representing an aggregate principal amount of $50,000,000.

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                                    SIGNATURE

     Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem
Securities to be signed on its behalf by the undersigned on this 14th day of
April 2008.

                                       TORTOISE ENERGY CAPITAL CORPORATION

                                       By:  /s/ P. Bradley Adams
                                          --------------------------------------
                                       Name:  P. Bradley Adams
                                       Title:  Assistant Treasurer